Deferred Policy Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period			$ 3,764	$ 3,020	$ 3,020	$ 3,804
Acquired in business combination		0		0
Acquisition costs deferred			9,061	6,063	7,215	6,510
Amortization charged to income	2,863	1,813	7,359	4,582	6,471	7,294
Balance, end of period	$ 6,699	$ 4,501	$ 6,699	$ 4,501	$ 3,764	$ 3,020